Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Boston Common Global Impact Fund

Supplement dated March 4, 2025 to the Prospectus and Statement of Additional Information,

each dated February 1, 2025

The following information supplements and supersedes any information to the contrary relating to AMG Boston Common Global Impact Fund (the “Fund”), a series of AMG Funds I, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Kim Ryan, CFA is designated as a portfolio manager of the Fund, and Corné Biemans no longer serves as a portfolio manager of the Fund. Praveen Abichandani, CFA, Matt Zalosh, CFA, Liz Su, CFA, and Ms. Ryan serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. All references to and information relating to Mr. Biemans as a portfolio manager of the Fund in the Prospectus and SAI are deleted and all references to the portfolio managers of the Fund shall refer to Messrs. Abichandani and Zalosh and Mses. Su and Ryan.

Effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Boston Common Global Impact Fund” titled “Portfolio Management – Portfolio Managers” on page 6 is deleted and replaced with the following:

Portfolio Managers

Praveen Abichandani, CFA

Co-Chief Investment Officer of U.S. Strategies/Global Analyst of Boston Common;

Portfolio Manager of the Fund since March 2021.

Matt Zalosh, CFA

Chief Investment Officer of International Strategies/Global Analyst of Boston Common;

Portfolio Manager of the Fund since March 2021.

Liz Su, CFA

Portfolio Manager/Global Analyst of Boston Common;

Portfolio Manager of the Fund since March 2021.

Kim Ryan, CFA

Portfolio Manager of Boston Common;

Portfolio Manager of the Fund since March 2025.

The second paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG Boston Common Global Impact Fund” on page 19 is deleted and replaced with the following:

Praveen Abichandani, Matt Zalosh, Liz Su, and Kim Ryan are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Abichandani and Zalosh and Ms. Su have managed the Fund since March 2021, and Ms. Ryan has managed the Fund since March 2025. Mr. Abichandani joined Boston Common in 2004 and has served as Co-Chief Investment Officer of U.S. Strategies since 2012. Mr. Zalosh joined Boston Common in 2003 and has served as Chief Investment Officer of International Strategies since 2005. Ms. Su joined Boston Common in 2014 and serves as Portfolio Manager. Each is also a Global Analyst at Boston Common. Ms. Ryan joined Boston Common in 2023 and serves as Portfolio Manager. Before joining Boston Common, she was a senior portfolio manager with Wells Fargo’s social impact investing team.

In addition, effective immediately, the SAI is revised as follows:

The information relating to the Fund in the section under “Management of the Funds – Portfolio Managers of the Funds – AMG Boston Common Global Impact Fund” titled “Other Accounts Managed by the Portfolio Managers” beginning on page 60 is supplemented by adding the following information for Ms. Ryan, which is as of December 31, 2024:

Portfolio Manager: Kim Ryan
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$68	None	$0
Other Pooled Investment Vehicles	1	$184	None	$0
Other Accounts	299	$1,731	None	$0

In the section under “Management of the Funds – Portfolio Managers of the Funds – AMG Boston Common Global Impact Fund” titled “Portfolio Managers’ Ownership of Fund Shares” on page 62, the following information is added for Ms. Ryan, which is as of December 31, 2024:

Portfolio Managers’ Ownership of Fund Shares

Ms. Ryan: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE